Disclosure - Significant Accounting Policies - Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Unrestricted bank deposits	$ 440,790	$ 541,967
Restricted bank deposits	1,305	$ 941
Lease deposit, non-current	757
Advance payment guarantee	488
Credit cards, current	60
Advance payment guarantee, current	477
Advance payment guarantee, non-current	$ 11
Minimum
Significant Accounting Policies
Fixed interest rate, on unrestricted bank deposits	4.50%
Annual interest rate, on restricted bank deposits	0.01%
Maximum
Significant Accounting Policies
Fixed interest rate, on unrestricted bank deposits	6.25%
Annual interest rate, on restricted bank deposits	4.56%